INCOME TAXES (Details Narrative)	12 Months Ended
	May 31, 2026 USD ($)	May 31, 2025 USD ($)	May 31, 2026 SGD ($)
Unrecognised tax losses			$ 510,833
Uncertain tax positions	$ 0	$ 0
Interest and penalties	$ 0	$ 0
SINGAPORE
Statutory income tax rate	17.00%